Supplemental Consolidated Balance Sheet and Statement of Operations Information - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities and Other Liabilities [Abstract]
Accrued vacation	$ 3,604	$ 2,949
Accrued commissions	2,470	1,649
Accrued bonuses	9,598	6,336
Self-insurance reserves	900	800
Accrued other liabilities	3,822	5,031
Accrued expenses and other current liabilities	$ 20,394	$ 16,765